Goodwill (Details) - 12 months ended Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Balance at the beginning	¥ 15,291
Goodwill, Acquired During Period	105,219
Balance at the end	120,510	$ 18,522
E Commerce [Member]
Balance at the beginning	15,291
Goodwill, Acquired During Period	0
Balance at the end	15,291
Jiedian [Member]
Balance at the beginning	0
Goodwill, Acquired During Period	105,219
Balance at the end	¥ 105,219